CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2016	Dec. 31, 2015
CURRENT ASSETS:
Cash and cash equivalents	$ 6,163	$ 12,447
Short-term bank deposits and restricted cash	130	1,098
Trade receivables	2,851	3,633
Other accounts receivable and prepaid expenses	369	2,192
Total current assets	9,513	19,370
LONG TERM ASSETS:
Property and equipment, net	2,442	2,975
Long-term bank deposits and other long-term receivables	6	78
Total long term assets	2,448	3,053
Total assets	11,961	22,423
CURRENT LIABILITIES:
Current maturity of long-term capital lease	55	0
Trade payables	1,574	1,070
Other accounts payable and accruals	2,175	1,733
Total current liabilities	3,804	2,803
LONG-TERM LIABILITIES:
Debentures and Warrants	3,675	0
Long-term capital lease obligations	65	0
Total long-term liabilities	3,740	0
COMMITMENTS AND CONTINGENT LIABILITIES
SHAREHOLDERS' EQUITY:
Ordinary Shares of NIS 7.2 par value: 5,000,000 shares authorized at December 31, 2016 and 2015, respectively; 1,842,704 and 1,709,900 shares issued at December 31, 2016 and 2015, respectively; 1,842,704 and 1,709,628 shares outstanding at December 31, 2016 and 2015, respectively	3,442	3,194
Additional paid-in capital	157,478	156,696
Accumulated deficit	(156,503)	(140,270)
Total shareholders' equity	4,417	19,620
Total liabilities and shareholders' equity	$ 11,961	$ 22,423